Loans Receivable and Other Lending Investments, net (Reserve for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Loan Losses [Roll Forward]
Provision for (recovery of) loan losses	$ (8,296)	$ 37,616	$ (5,886)
Charge-offs	(18,370)	(28,513)	(281,285)
Recoveries of previously recorded loan loss reserves	13,700	600	10,100
Loans Receivable Allowance
Allowance for Loan Losses [Roll Forward]
Reserve for loan losses at beginning of period	108,165	98,490	377,204
Provision for (recovery of) loan losses	(12,514)	36,567	(1,714)
Charge-offs	(10,106)	(26,892)	(277,000)
Reserve for loan losses at end of period	$ 85,545	$ 108,165	$ 98,490